INVENTORIES, NET (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

Inventories, net, consist of the following:

	March 31, 2024	September 30, 2023
	(Unaudited)
Raw materials	515,587	12,715
Finished goods	980,920	975,651
Inventory valuation allowance	(59,327)	(1,079)
Total inventory, net	1,437,180	987,287

Inventories, net, consist of the following:

	September 30, 2023	September 30, 2022

Raw materials	$12,715	$677,042
Finished goods	975,651	1,051,947
Inventory valuation allowance	(1,079)	(6,869)
Total inventory, net	$987,287	$1,722,120